NET SALES - Reconciliation (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
NET SALES
Gross sales			R$ 17,477,563		R$ 14,984,035
Adjustment to present value					(8,564)
Returns and cancelations			(40,981)		(47,704)
Discounts and rebates			(1,901,193)		(1,863,366)
Deductions			15,535,389		13,064,401
Taxes on sales			(558,923)		(700,320)
Net sales	R$ 7,995,673	R$ 6,665,082	R$ 14,976,466	R$ 12,364,081	R$ 12,364,081